MERGER	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
MERGER

NOTE 4 - MERGER

As described in Note 1, Fr8App merged with Hudson Capital on February 14, 2022. In connection with the Merger, the following unregistered, restricted securities were issued by Hudson Capital to the shareholders of Fr8App, with terms such as customary adjustments for stock splits, dividends, rights offerings, pro rata distributions and fundamental transactions (the “Merger Consideration”), as adjusted for the February 15, 2022 and March 24, 2023 reverse stock splits (see Note 20).

Securities Issued in Merger	Issued at Merger
Ordinary Shares	257,766	*
Series A2 Preferred Shares	1,264,360
Series A1A Preferred Shares	4,473,547
Series Seed Preferred Shares	7,020
Series B Preferred Shares	7,389,850
Series A4 Preferred Shares	568,930
Ordinary Shares Warrants	522	*
Series Seed Warrants	4,165
Equity Awards for Ordinary Shares	195,829	*
Total Securities Issued in Merger	14,161,989

*	Only ordinary shares were adjusted in the March 24, 2023 reverse stock split.

Additionally, Fr8App’s convertible promissory notes, with aggregate outstanding principal and accrued interest of $7,965,626, were converted in their entirety into Hudson Capital’s preferred shares as a result of the Merger.

All shares of ordinary shares, preferred stock, series seed, warrants and stock options of Fr8App issued and outstanding immediately prior to the Merger were cancelled and converted into equivalent Hudson Capital’s securities at an exchange ratio of 1 to 1.26855 (“Exchange Ratio”). Upon the closing of the transaction, Fr8App existing shareholders owned majority of the Company on a non-diluted basis at that time.

As part of the Merger, on February 9, 2022, Hudson Capital and ATW Opportunities Master Fund, L.P. (“ATW Opportunities”), together with certain investors (collectively, the “PIPE Investors”) entered into a Securities Purchase Agreement pursuant to which Hudson Capital agreed to sell and issue to the PIPE Investors an aggregate of 1,060,606 restricted Series B Preferred Shares along with Series A warrants to purchase 106,061 of Hudson Capital’s ordinary shares, in a private placement for an aggregate purchase price of $3,500,000 upon closing of the Merger.

On February 9, 2022, ATW Opportunities, together with certain existing stockholders of Fr8App, (collectively, the “SPA Investors”) entered into an amended and restated Securities Purchase Agreement with Hudson Capital (the “A&R SPA”) pursuant to which Hudson Capital agreed, among other things, to issue four series of warrants (Series A, Series B, Series C and Series D) to purchase an aggregate of 738,985 of Hudson’s ordinary shares (see Note 18).

FREIGHT TECHNOLOGIES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2022 AND 2021

NOTE 4 – MERGER (CONTINUED)

For all comparative periods up to the closing of the Merger, the equity structure has been restated to reflect the number of shares of the Company’s ordinary shares issues to legacy Hudson Capital’s stockholders in connection with the recapitalization transaction. As such, the shares and corresponding capital amounts and earnings per share related to legacy Fr8App common stock prior to the Merger have been retroactively restated as shares reflecting the exchange ratio established in the Merger agreement.

Cash – PIPE	3,500,000
Cash – Issuance of ordinary shares	1,356,178
Conversion of convertible promissory notes, net of discount	7,878,025
Transaction costs	(3,449,177)
Warrant liability, net of discount	3,440,144
Hudson Capital equity as of Merger	2,429,948
Total	15,155,118

Following the Merger, in an effort to focus on its core business as a North American transportation logistics technology platform company, the Company proceeded to divest any non-core, non-performing businesses and sell its wholly-owned subsidiary, Hong Kong Internet Financial Services (“HKIFS”), to private investors. HKIFS was a legacy Hudson Capital subsidiary. The sale of HKIFS was completed on March 30, 2022 for a nominal consideration, and included all of the prior operations, obligations and commitments related to its legacy Chinese operations. As such, all Company’s activities post-Merger comprised of Fr8App’s core business prior to the Merger and there was a minimal financial effect from the sale of HKIFS, which included nominal legal expenses to assemble and formalize the transaction.